Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Summary of financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefits
The following table presents the financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefit plan, which is unfunded. The Bank measures the benefit obligations and plan assets annually on each December 31 and therefore, the most recent measurement date is December 31, 2019.

	December 31, 2019		December 31, 2018		December 31, 2017
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Accumulated benefit obligation at end of year	168,791	110,347	148,966	117,203	179,613	127,687

Change in projected benefit obligation
Projected benefit obligation at beginning of year	148,966	117,203	179,613	127,687	178,068	126,334
Service cost	—	58	—	63	—	64
Interest cost	5,034	4,741	4,971	4,305	5,361	4,703
Benefits paid	(7,546)	(4,010)	(17,274)	(3,263)	(13,444)	(2,118)
Prior service cost	—	—	212	—	—	—
Plan amendment	—	2,369	—	—	—	—
Settlement and curtailment of liability	(2,549)	—	(1,825)	—	(6,108)	—
Actuarial (gain) loss	21,950	(10,014)	(12,423)	(11,589)	7,384	(1,296)
Foreign exchange translation adjustment	2,936	—	(4,308)	—	8,352	—
Projected benefit obligation at end of year	168,791	110,347	148,966	117,203	179,613	127,687

Change in plan assets
Fair value of plan assets at beginning of year	154,151	—	185,495	—	172,206	—
Actual return on plan assets	25,225	—	(11,618)	—	14,801	—
Employer contribution	2,605	4,010	3,653	3,263	8,448	2,118
Plan settlement	(2,043)	—	(1,608)	—	(5,123)	—
Benefits paid	(7,546)	(4,010)	(17,274)	(3,263)	(13,444)	(2,118)
Foreign exchange translation adjustment	3,008	—	(4,497)	—	8,607	—
Fair value of plan assets at end of year	175,400	—	154,151	—	185,495	—

Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	6,609	—	5,185	—	6,993	—
Accrued pension benefit cost included in employee benefit plans liability	—	(110,347)	—	(117,203)	(1,111)	(127,687)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	6,609	(110,347)	5,185	(117,203)	5,882	(127,687)

Schedule of amounts recognized in accumulated other comprehensive loss

		Year ended
		December 31, 2019		December 31, 2018		December 31, 2017
		Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial gain (loss), excluding deferred taxes		(67,118)	(2,660)	(65,506)	(12,946)	(62,521)	(27,150)
Net prior service credit (cost)		(190)	(8,390)	(202)	(6,397)	—	(6,436)
Deferred income taxes assets (liabilities)		996	—	816	—	1,180	—
Net amount recognized in accumulated other comprehensive loss		(66,312)	(11,050)	(64,892)	(19,343)	(61,341)	(33,586)

Annual Benefit Expense
Expense component	Line item in the consolidated statements of operations
Service cost	Salaries and other employee benefits	—	58	—	63	—	64
Interest cost	Non-service employee benefits expense	5,034	4,741	4,971	4,305	5,361	4,703
Expected return on plan assets	Non-service employee benefits expense	(7,563)	—	(8,720)	—	(8,199)	—
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,197	272	2,106	2,615	2,238	3,514
Amortization of prior service (credit) loss	Non-service employee benefits expense	20	376	—	39	—	(759)
(Gain) loss on settlement	Net other gains (losses) / Non-service employee benefits expense	572	—	1,757	—	1,232	—
Defined benefit (income) expense		260	5,447	114	7,022	632	7,522
Defined contribution expense		8,340	—	7,442	—	6,521	—
Total benefit (income) expense		8,600	5,447	7,556	7,022	7,153	7,522
The components of benefit expense (income) other than the service cost component are included in the line item non-service employee benefits expense in the consolidated statements of operations.

Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year		(3,472)	10,014	(5,987)	11,589	1,472	1,296
Prior service credit (cost) arising during the year		—	(2,369)	(212)	—	—	—
Amortization of net actuarial (gains) losses		2,407	272	2,106	2,615	2,247	3,514
Amortization of prior service (credit) cost		19	376	—	39	—	(759)
Change in deferred taxes		149	—	(298)	—	(595)	—
Foreign exchange adjustment		(523)	—	840	—	(1,233)	—
Total changes recognized in other comprehensive income (loss)		(1,420)	8,293	(3,551)	14,243	1,891	4,051

Schedule of actuarial assumptions
Actuarial Assumptions

	Year ended
	December 31, 2019		December 31, 2018		December 31, 2017
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	3.65%	4.40%	3.05%	3.73%	3.40%	4.37%
Weighted average rate of compensation increases [1]	2.50%	N/A	2.50%	N/A	2.50%	N/A
Weighted average expected long-term rate of return on plan assets	5.00%	N/A	4.70%	N/A	4.75%	N/A
Weighted average annual medical cost increase rate	N/A	7.5% to 4.5% in 2035	N/A	7.7% to 4.5% in 2035	N/A	7.8% to 4.5% in 2035

Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	2.65%	3.38%	3.65%	4.40%	3.05%	3.73%
Weighted average rate of compensation increases [1]	2.30%	N/A	2.50%	N/A	2.40%	N/A
Weighted average annual medical cost increase rate	N/A	7.3% to 4.5% in 2040	N/A	7.5% to 4.5% in 2035	N/A	7.7% to 4.5% in 2035
[1] Only the UK subsidiary plan is impacted by potential future compensation increases.

Schedule of allocation of plan assets

	December 31, 2019		December 31, 2018
Weighted average actual and target asset allocations of the pension plans by asset category	Actual allocation	Target allocation	Actual allocation	Target allocation
Debt securities (including debt mutual funds)	32%	36%	33%	47%
Equity securities (including equity mutual funds)	51%	47%	55%	37%
Other	17%	17%	12%	16%
Total	100%	100%	100%	100%

The following table presents the fair value of the plans' assets by category and level of inputs used in their respective fair value determination as described in Note 2: Significant accounting policies, except the level 3 security, for which the valuation determination is described following the below table:

	December 31, 2019				December 31, 2018
	Fair value determination				Fair value determination
	Level 1	Level 2	Level 3	Total fair value	Level 1	Level 2	Level 3	Total fair value
US government and federal agencies	—	19,445	—	19,445	—	10,221	—	10,221
Non-US governments debt securities	—	1,089	—	1,089	—	1,039	—	1,039
Corporate debt securities	—	35,688	—	35,688	—	39,589	—	39,589
Equity securities and mutual funds	1,112	88,631	—	89,743	925	83,638	—	84,563
Other	10,049	406	18,980	29,435	—	1,779	16,960	18,739
Total fair value of plans' assets	11,161	145,259	18,980	175,400	925	136,266	16,960	154,151

Schedule of expected benefit payments
Estimated 2020 Bank contribution to and estimated benefit payments for the next ten years under the pension and post-retirement medical benefit plans are as follows:

	Pension plans	Post- retirement medical benefit plan
Estimated Bank contributions for the full year ending December 31, 2020	2,472	4,161
Estimated benefit payments by year:
2020	7,300	4,161
2021	7,300	4,474
2022	7,300	4,716
2023	7,200	4,959
2024	7,100	5,194
2025-2029	34,400	29,109